Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net loss attributable to Lottery.com Inc.	$ (28,221,605)	$ (25,563,699)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income (loss) attributable to noncontrolling interest	170,045	279,747
Depreciation and amortization	5,020,647	4,891,522
Stock based compensation expense	1,640,274	2,093,199
Stock issued in lieu of cash payments	9,352,892
Stock issued for commit fee, stock purchase agreement	469,602
Warrants issued to retire debt	70,671
Loss on impairment of goodwill and intangibles	4,298,002	7,510,000	$ 412,450
Changes in assets & liabilities:
Accounts receivable	(438,543)	153,062
Prepaid expenses	4,570,826	389,164
Notes Receivable	(250,000)
Other current assets	26,671	(189,082)
Other long term assets		125,000
Trade payables	(191,780)	441,898
Deferred revenue	(107,143)	(107,143)
Accrued interest	359,989	374,703
Accrued and other expenses	461,604	6,982,476
Other liabilities	543,508	542,083
Liability for acquisition of subsidiary	704,560
Other long-term liabilities
Prior period adjustments to Accumulated Deficit		(32,151)
Net cash used by operating activities	(1,519,779)	(2,109,221)
Cash flow from investing activities
Purchases of property and equipment
Investment in goodwill and intangibles	(1,549,184)
Net cash used in investing activities	(1,549,184)
Cash flow from financing activities
Proceeds (Payments) from loans from execs	375,666
Proceeds (Payments) from convertible notes payable	2,510,053	2,270,993
Net cash provided by financing activities	2,885,719	2,270,993
Effect of exchange rate changes on cash	(108,547)	95,289
Net change in net cash and restricted cash	(291,791)	257,061
Cash and restricted cash at beginning of period	359,826	102,766
Cash and restricted cash at end of period	68,035	359,826	$ 102,766
Supplemental Disclosure of Cash Flow Information:
Interest paid in cash
Taxes paid in cash